Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
CURRENT ASSETS
Cash	$ 38,135	$ 37,213
Short-Term marketable securities (Note 4)		4,639
Accounts receivable
Trade (Note 5)	25,401	25,614
Other (Note 6)	3,709	3,131
Prepaid expenses and other	5,149	4,205
Inventory (Note 7)	167	155
	72,561	74,957
OTHER LONG-TERM ASSETS	1,525	468
PROPERTY AND EQUIPMENT, NET (Note 8)	10,447	8,604
DEFERRED INCOME TAXES	7,027	16,804
DEFERRED TAX CHARGE (Note 18)	422	906
INTANGIBLE ASSETS, NET (Note 9)	145,445	133,562
GOODWILL (Note 10)	263,113	217,486
	500,540	452,787
CURRENT LIABILITIES
Accounts payable	4,679	4,473
Accrued liabilities (Note 11)	23,247	16,844
Income taxes payable	2,170	2,086
Deferred revenue	23,728	16,639
	53,824	40,042
LONG-TERM DEFERRED REVENUE	421	941
LONG-TERM INCOME TAXES PAYABLE	5,725	3,672
DEFERRED INCOME TAXES	9,975	6,097
	69,945	50,752
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 13)
SHAREHOLDERS’ EQUITY (Note 14)
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 75,874,684 at January 31, 2017 (January 31, 2016 – 75,761,184)	253,242	252,471
Additional paid-in capital	448,597	446,747
Accumulated other comprehensive loss	(32,779)	(34,880)
Accumulated deficit	(238,465)	(262,303)
	430,595	402,035
	$ 500,540	$ 452,787